Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Financial risk management	Financial risk management
The PagSeguro Group’s activities expose it to a variety of financial risks: market risk, fraud risk (total losses), credit risk and liquidity risk. The PagSeguro Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the PagSeguro Group’s financial performance.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. In the Pagseguro Group, market risk comprises interest rate risk and foreign currency risk and other price risk, such as equity price risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Pagseguro Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Pagseguro Group conducted a sensitivity analysis for the following twelve months of the interest rate risks to which the financial instruments are exposed as of December 31, 2024. For this analysis, the Pagseguro Group adopted a scenario maintaining the actual interest rates of 12.15% for the CDI and two simulations with a 100 bps increase and a probable scenario for 2025 interest rates of 14.90% of the CDI. As a result, financial income (with respect to financial investments) and financial expense (with respect to certificate of deposit, corporate securities, banking accounts, interbank deposits and obligations to FIDC quota holders) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (12.15%)	Simulated scenario with increase to 13.15%	Probable scenario with increase to 14.90%

Short-term investment	100% of CDI	416,693	50,628	54,795	62,087
Financial investments	100% of CDI	487,924	59,283	64,162	72,701
Compulsory reserve	100% of CDI	4,761,404	578,511	626,125	709,449
Certificate of Deposit	109% of CDI	17,038,525	(2,256,497)	(2,442,217)	(2,767,227)
Certificate of Deposit - related party	105% of CDI	1,060,961	(135,352)	(146,492)	(165,987)
Interbank deposits	110% of CDI	7,050,709	(942,327)	(1,019,885)	(1,155,611)
Banking Accounts	63% of CDI	12,030,573	(847,794)	(917,572)	(1,039,682)
Borrowings	107% of CDI	4,521,503	(587,818)	(636,198)	(720,863)
Obligations to FIDC quota holders	108% of CDI	1,151,384	(151,085)	(163,520)	(185,281)
Total			(4,232,451)	(4,580,802)	(5,190,414)
Foreign exchange risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Pagseguro Group’s exposure to the risk when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity's functional currency. The Company’s risk is mainly related to POS purchases, Pagseguro Tecnologia, BCPS, PSGP Mexico, Pagseguro Colombia, Pagseguro Chile and Pagseguro Peru that have revenues in other currencies and cash and cash equivalents maintained in other countries foreign currency exposure generated in companies like PagSeguro Colombia, PagSeguro Chile, are being hedged through a non-derivative forward.
29. Financial risk management (Continued)
Equity price risk
The Pagseguro Group's non-listed equity investments are susceptible to market price risk arising from uncertainties about future values of the investment. As of December 31, 2024, and December 31, 2023, the exposure to equity price from such investments was not material.
Fraud risk (total losses)
The PagSeguro Group's sales transactions are susceptible to potentially fraudulent or improper sales and it uses the following two processes to control the fraud risk:
(i) The first process consists of monitoring, on a real time basis, the transactions carried out with credit and debit cards and payment slips, through an anti-fraud system. This process approves or rejects suspicious transactions at the time of the authorization, based on statistical models that are revised on a periodic basis.
(ii) The second process detects chargebacks and disputes not identified by the first process. This is a supplemental process and increases the PagSeguro Group's ability to avoid new frauds.PagSeguro’s expenses with total losses are disclosed in note 27.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Pagseguro Group is exposed to credit risk from its operating activities (primarily accounts receivable) and from its financing activities, including deposits with banks and financial institutions, and other financial instruments such as loans and credit card receivables with the Company’s customers.
Credit risk is managed on a group basis and for its accounts receivable is limited to the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, (b) the acquirers, which are used by the PagSeguro Group to approve transactions with the issuers and (c) analyses for the customers background to provide access to credit portfolio.
In order to mitigate this risk, PagSeguro Brazil has established a Credit Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, classifying them into three groups:
(i)Card issuers with a low level of risk, with credit ratings assigned by FITCH, S&P and Moody's, which do not require additional monitoring; and
(ii)Card issuers with a medium level of risk, which are also monitored in accordance with the financial metrics and ratios; and
(iii)Card issuers with a high level of risk, which are assessed by the committee at monthly meetings.
PagSeguro Group has a rating process for loans and credit, based on statistical application models (in the early stages of customer relationships) and behavior scoring (used for customers who already have a relationship history). A process for designing, calibrating, and implementing policies and guidelines for granting credit and calibrating collection rules.
A process for monitoring the portfolio's risk profile, with a prospective view, which generates early warning feedbacks to the credit granting policies and risk classification models in a timely manner.
29. Financial risk management (Continued)
Liquidity risk
The PagSeguro Group manages liquidity risk by maintaining reserves, bank and credit lines in order to obtain borrowings, when deemed appropriate. The PagSeguro Group continuously monitors actual and projected cash flows and matches the maturity profile of its financial assets and liabilities in order to ensure that the PagSeguro Group has enough funds to honor its obligations to third parties and meet its operational needs.
The PagSeguro Group invests surplus cash in interest bearings financial investments, choosing instruments with appropriate maturity or enough liquidity to provide adequate margin as determined by the forecasts. On December 31, 2024, PagSeguro Group held cash and cash equivalents of R$927,668 (R$2,899,060 on December 31, 2023).
The table below shows the PagSeguro Group's non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days

On December 31, 2024
Payables to third parties	7,408,721	2,902,945	607,624	638,359	84,570
Checking Accounts	12,153,386	—	—	—	—
Obligations to FIDC quota holders	—	—	—	147,729	1,151,767
Trade payables	590,500	72,092	347	291	—
Payables to related parties	—	70,285	—	50,460	1,142,913
Borrowings	2,540,481	1,409,264	—	707,278	—
Banking Issuances	4,337,470	5,435,056	806,348	2,603,457	12,943,828

On December 31, 2023
Payables to third parties	4,380,229	2,636,667	573,115	2,375,592	185,861
Checking Accounts	11,382,924	—	—	—	—
Obligations to FIDC quota holders	—	—	—	—	—
Trade payables	513,920	—	—	—	—
Trade payables to related parties	—	56,390	—	86,450	383,687
Borrowings	—	195,603	—	—	—
Banking Issuances	1,638,743	6,284,683	2,649,511	1,253,959	5,448,062
Social, environmental and climate risks
Social, environmental and climate risks are the possibility of losses due to exposure to events of social, environmental and/or climate origin related to the activities carried out by the PagSeguro Group. Management evaluated the social, environmental and climate factors in which its businesses are inserted and considers them to have a low impact on the creation of shared value in the short, medium, and long term.
In the specific case of climate risks, they are divided into two categories: (i) physical risks, stemming from changes in weather patterns, such as increased rainfall, droughts, and extreme climate events, and (ii) transition risks, related to impacts associated with adaptation to a low-carbon economy, including new regulations, technological changes, and shifts in consumer preferences. For the purposes of climate risk analysis, the company uses the Task Force on Climate-related Financial Disclosures (TCFD) methodology and the methodologies within the Central Bank's regulatory framework.
Despite this, to mitigate social, environmental and climate risks, actions are carried out to analyze processes, risks and controls, follow up on new rules related to the topic and record occurrences in internal systems. In addition to identification, the stages of prioritization, risk response, mitigation, monitoring and reporting of assessed risks complement the management of this risk at the PagSeguro Group.